OPERATING LEASES - Summary (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASES
Operating lease cost	¥ 6,829,793	¥ 7,549,026	¥ 9,352,700
Short-term lease cost	1,263,426	¥ 1,480,259	¥ 847,735
Leasing costs other than operating leases costs and short-term lease	¥ 0